Income taxes - Significant components of the Company's deferred tax assets (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Share issuance costs	$ 229,000	$ 485,000
Cumulative eligible capital	117,000	90,000
Operating losses carried forward	4,819,000	4,343,000
Total deferred tax assets	5,165,000	4,918,000
Deferred tax assets not recognized	$ (5,165,000)	$ (4,918,000)